United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 12/99




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: 12/99
Check here if Amendment [   X ]; Amendment Number: [  1   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [     ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]31

Report Type [Check only one.]:
[ X    ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [  31   ]

Form 13F Information Table Value Total: $_    90,607  thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

  DESCRIPTION                   TYPE     CUSIP   Market Value    QUANTITY     6     7    8
                  ADFORCE INC  COMM 006867105   6,124,151.25      85,953      SOLE  SOLE SOLE
  AIR EXPRESS INTERNATL CORP.  COMM 009104100     782,931.88      24,230      SOLE  SOLE SOLE
             AQUARION COMPANY  COMM 03838W101   3,067,300.00      82,900      SOLE  SOLE SOLE
   MURNHAM PACIFIC PROPERTIES  COMM 12232C108     164,062.50      17,500      SOLE  SOLE SOLE
                          INC
      C-CUBE MICROSYSTEMS INC   PUT 125015957   1,231,250.00      19,700      SOLE  SOLE SOLE
      C-CUBE MICROSYSTEMS INC  COMM 125015107   5,553,125.00      88,850      SOLE  SOLE SOLE
                CMP GROUP INC  COMM 125887109   1,929,375.00      70,000      SOLE  SOLE SOLE
   CTG RESOURCES INC (HOLDING  COMM 125957100     986,900.00      28,400      SOLE  SOLE SOLE
                          CO)
                  COMSAT CORP   PUT 20564D957   2,186,250.00     110,000      SOLE  SOLE SOLE
                  COMSAT CORP  COMM 20564D107   9,697,012.50     487,900      SOLE  SOLE SOLE
      CONNECTICUT ENERGY CORP  COMM 207567108   1,096,275.00      28,200      SOLE  SOLE SOLE
      CONSOLIDATED NAT GAS CO  CALL 209615903     753,275.00      11,600      SOLE  SOLE SOLE
      CONSOLIDATED NAT GAS CO   PUT 209615953   1,311,737.50      20,200      SOLE  SOLE SOLE
      CONSOLIDATED NAT GAS CO  COMM 209615103   6,169,062.50      95,000      SOLE  SOLE SOLE
       FLYCAST COMMUNICATIONS  COMM 344067103  10,555,545.00      81,510      SOLE  SOLE SOLE
   GENESYS TELECOMMUNICATIONS  COMM 371931106   3,124,596.25      57,796      SOLE  SOLE SOLE
         MCN ENERGY GROUP INC  COMM 55267J100   2,992,500.00     126,000      SOLE  SOLE SOLE
                MYR GROUP INC  COMM 554053108     293,750.00      10,000      SOLE  SOLE SOLE
               MAPQUEST . COM  COMM 565644101   1,056,263.44      46,815      SOLE  SOLE SOLE
                    MECON INC  COMM 58400M105     559,655.00      51,760      SOLE  SOLE SOLE
          MEDIA ONE GROUP INC  COMM 58440J104  17,282,812.50     225,000      SOLE  SOLE SOLE
   MERCHANTS BANCORP INC (IL)  COMM 588438101     697,996.63      24,599      SOLE  SOLE SOLE
    OAK INDUSTRIES INC  (NEW)  COMM 671400505   6,887,512.50      64,900      SOLE  SOLE SOLE
  PIMCO ADVISORS HOLDING L.P.  COMM 69338P102   4,620,487.50     122,600      SOLE  SOLE SOLE
     PITTWAY CORPORATION CL A  COMM 725790208     896,250.00      20,000      SOLE  SOLE SOLE
         SMED INTL INC    F*-  COMM 83169D104   1,624,218.75     115,500      SOLE  SOLE SOLE
    UNION CARBIDE CORPORATION  CALL 905581904     387,150.00       5,800      SOLE  SOLE SOLE
    UNION CARBIDE CORPORATION  COMM 905581104   3,163,950.00      47,400      SOLE  SOLE SOLE
                  US WEST INC  COMM 91273H101   1,634,400.00      22,700      SOLE  SOLE SOLE
   UNITED WATER RESOURCES INC  COMM 913190104     854,687.50      25,000      SOLE  SOLE SOLE
                    WICOR INC  COMM 929253102   1,167,500.00      40,000      SOLE  SOLE SOLE
    YANKEE ENERGY SYSTEMS INC  COMM 984779108   1,893,706.25      43,100      SOLE  SOLE SOLE
                        TOTAL                    90,607,243.82

